Filed Pursuant to Rule 497(e)

Registration No. 033-06790

THE TETON WESTWOOD FUNDS (the “Trust”)

TETON Westwood Equity Fund (“Equity Fund”) and TETON Westwood Balanced Fund

(“Balanced Fund”)

Supplement dated April 4, 2013, to the Trust’s Statement of Additional Information,

dated January 28, 2013.

Effective April 1, 2013, Matthew R. Lockridge and Varun V. Singh, PhD, CFA, have been added as Portfolio Managers of the Equity Fund and the Balanced Fund, and Jay K. Singhania, CFA, and Todd L. Williams, CFA, have been removed as Portfolio Managers of the Equity Fund and the Balanced Fund. The Equity Fund and the Balanced Fund will continue to be co-managed by Mark R. Freeman, CFA, Scott D. Lawson, CFA, and Lisa Dong, CFA.

To reflect the changes, please note the following:

In the “Portfolio Managers” section, under the “Management of Other Accounts” sub-section, the following is added:

EXCLUDES TETON WESTWOOD EQUITY FUND:

	Total Number of Accounts Managed	Total Assets in the Accounts (in millions)	Number of Accounts Where the Advisory Fee is based on Performance	Total Assets in Accounts Where the Advisory Fee is based on Performance (in millions)
Matthew R. Lockridge [3,5]
Registered investment companies	12	$1638.7	0	$0
Other pooled investment vehicles	12	$921.8	0	$0
Other accounts	77	$3,578.3	1	$269
Varun V. Singh[3,5]
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	4	$0.5	0	$0

*	Information is as of December 31, 2012

EXCLUDES TETON WESTWOOD BALANCED FUND:

	Total Number of Accounts Managed	Total Assets in the Accounts (in millions)	Number of Accounts Where the Advisory Fee is based on Performance	Total Assets in Accounts Where the Advisory Fee is based on Performance (in millions)
Matthew R. Lockridge [3,5]
Registered investment companies	12	$1620.7	0	$0
Other pooled investment vehicles	12	$921.8	0	$0
Other accounts	77	$3,578.3	1	$269
Varun V. Singh[3,5]
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	4	$0.5	0	$0

*	Information is as of December 31, 2012

Under the “Ownership of Shares in the Funds” sub-section, the following is added:

Team Member	Fund	Dollar Range of Equity Securities Held in each Fund*
Matthew R. Lockridge	TETON Westwood Equity Fund	A
	TETON Westwood Balanced Fund	A

Varun V. Singh	TETON Westwood Equity Fund	A
	TETON Westwood Balanced Fund	A

*	Key to Dollar Ranges – Information as of December 31, 2012
A.	None

In addition, all references to Jay K. Singhania and Todd L. Williams contained in the SAI are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE